Other liabilities - Lease liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Balance on beginning	R$ 111,328	R$ 70,460	R$ 9,405
New contracts	12,486	52,528	64,301
Payments	(29,793)	(29,909)	(4,196)
Accrued interest	43,064	18,249	950
Balance on ending	R$ 137,085	R$ 111,328	R$ 70,460